John Hancock
Hedged Equity & Income Fund
Quarterly portfolio holdings 3/31/2024

Fund’s investments
As of 3-31-24 (unaudited)
	Shares	Value
Common stocks 95.9%		$138,128,259
(Cost $136,459,138)
Communication services 4.5%		6,519,217
Diversified telecommunication services 2.4%
AT&T, Inc.	30,509	536,958
BCE, Inc.	3,505	119,106
BT Group PLC	54,869	75,937
Deutsche Telekom AG	32,438	787,416
Koninklijke KPN NV	54,947	205,524
KT Corp.	3,049	85,997
Magyar Telekom Telecommunications PLC	10,202	25,068
Orange Polska SA	25,291	51,289
Orange SA	8,626	101,442
Proximus SADP	5,772	46,680
Spark New Zealand, Ltd.	20,431	58,169
Telefonica Brasil SA	8,678	87,552
Telenor ASA	10,124	112,655
Verizon Communications, Inc.	25,838	1,084,162
Entertainment 0.0%
Avex, Inc.	2,920	24,737
DeNA Company, Ltd.	3,340	33,024
Interactive media and services 0.0%
Baidu, Inc., Class A (A)	1,767	23,262
Media 1.2%
Dentsu Group, Inc.	1,870	51,924
Hakuhodo DY Holdings, Inc.	6,260	56,425
Megacable Holdings SAB de CV, Series CPO	17,305	48,241
Metropole Television SA	2,683	39,997
Nippon Television Holdings, Inc.	5,480	80,224
Omnicom Group, Inc.	4,082	394,974
RTL Group SA	1,306	44,064
Television Francaise 1 SA	6,173	56,386
TV Asahi Holdings Corp.	4,100	56,596
Vivendi SE	69,878	761,519
WPP PLC	11,456	108,570
Wireless telecommunication services 0.9%
KDDI Corp.	7,254	214,477
MTN Group, Ltd.	6,509	32,205
SoftBank Corp.	59,007	759,712
Vodacom Group, Ltd.	68,171	354,925
Consumer discretionary 6.7%		9,601,429
Automobile components 0.5%
Continental AG	753	54,355
Hankook Tire & Technology Company, Ltd.	1,550	62,281
Hyundai Mobis Company, Ltd.	493	95,710
NOK Corp.	1,405	19,308
Nokian Renkaat OYJ	4,860	45,780
Stanley Electric Company, Ltd.	3,428	60,687
Sumitomo Electric Industries, Ltd.	5,390	83,520
Sumitomo Rubber Industries, Ltd.	5,010	61,763
Tachi-S Company, Ltd.	2,290	30,148
Tokai Rika Company, Ltd.	2,620	44,958
2	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Consumer discretionary (continued)
Automobile components (continued)
Toyota Boshoku Corp.	1,000	$17,041
TS Tech Company, Ltd.	3,590	45,649
Unipres Corp.	3,500	26,902
Valeo SE	4,121	51,522
Automobiles 2.3%
Bayerische Motoren Werke AG	3,816	440,285
Dongfeng Motor Group Company, Ltd., H Shares	56,861	23,777
Great Wall Motor Company, Ltd., H Shares	59,375	66,145
Hero MotoCorp, Ltd.	1,111	63,182
Honda Motor Company, Ltd.	4,000	49,495
Isuzu Motors, Ltd.	87,035	1,176,491
Kia Corp.	9,057	752,720
Mercedes-Benz Group AG	984	78,363
Nissan Motor Company, Ltd.	21,460	85,035
Renault SA	1,644	82,956
Subaru Corp.	3,484	78,905
Toyota Motor Corp.	17,303	437,333
Broadline retail 0.1%
Alibaba Group Holding, Ltd.	5,469	49,455
ASKUL Corp.	3,470	50,526
Seria Company, Ltd.	2,820	55,747
Distributors 0.2%
LKQ Corp.	3,814	203,706
Hotels, restaurants and leisure 1.5%
Darden Restaurants, Inc.	2,302	384,779
La Francaise des Jeux SAEM (B)	17,837	726,995
McDonald’s Corp.	1,664	469,165
OPAP SA	33,910	610,421
Household durables 0.6%
Coway Company, Ltd.	1,329	55,551
Crest Nicholson Holdings PLC	12,515	30,468
Garmin, Ltd.	631	93,937
Nikon Corp.	2,945	29,810
Rinnai Corp.	2,840	65,190
Sekisui House, Ltd.	26,482	603,198
Leisure products 0.2%
Sankyo Company, Ltd.	19,096	208,601
Sega Sammy Holdings, Inc.	5,260	64,971
Specialty retail 1.2%
CECONOMY AG (A)	7,126	14,293
Industria de Diseno Textil SA	7,060	355,515
Kingfisher PLC	20,852	65,627
Mr. Price Group, Ltd.	15,774	144,596
The Home Depot, Inc.	2,376	911,434
Tractor Supply Company	561	146,825
Xebio Holdings Company, Ltd.	3,565	22,749
Textiles, apparel and luxury goods 0.1%
Burberry Group PLC	4,569	69,889
Sanyo Shokai, Ltd.	740	13,398
The Swatch Group AG, Bearer Shares	405	94,479
Yue Yuen Industrial Holdings, Ltd.	18,352	25,793
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	3

	Shares	Value
Consumer staples 9.4%		$13,510,677
Beverages 1.9%
Arca Continental SAB de CV	70,707	773,609
Cia Cervecerias Unidas SA, ADR	3,683	44,159
Coca-Cola Icecek AS	2,032	35,330
Embotelladora Andina SA, Series B, ADR	3,167	47,188
Keurig Dr. Pepper, Inc.	6,520	199,968
Kirin Holdings Company, Ltd.	5,240	72,869
PepsiCo, Inc.	2,603	455,551
Pernod Ricard SA	2,957	478,691
The Coca-Cola Company	10,070	616,083
Consumer staples distribution and retail 0.4%
Atacadao SA	27,411	74,493
Carrefour SA	5,565	95,464
J Sainsbury PLC	11,521	39,338
Tsuruha Holdings, Inc.	785	56,017
Walgreens Boots Alliance, Inc.	9,891	214,536
Food products 2.7%
Archer-Daniels-Midland Company	2,708	170,089
Astral Foods, Ltd. (A)	3,385	25,337
Britannia Industries, Ltd.	13,279	787,261
Conagra Brands, Inc.	17,888	530,200
General Mills, Inc.	1,568	109,713
Henan Shuanghui Investment & Development Company, Ltd., Class A	185,500	661,853
Kellanova	5,176	296,533
Nestle SA	7,379	784,018
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	188,909	10,663
Tate & Lyle PLC	7,562	58,894
Thai Union Group PCL	97,619	38,563
The Kraft Heinz Company	8,955	330,440
Ulker Biskuvi Sanayi AS (A)	16,011	51,073
WH Group, Ltd. (B)	120,173	79,324
Household products 1.4%
Colgate-Palmolive Company	4,731	426,027
Kimberly-Clark Corp.	542	70,108
The Procter & Gamble Company	9,246	1,500,164
Personal care products 0.8%
Kenvue, Inc.	20,961	449,823
Unilever PLC	9,152	459,447
Unilever PLC, ADR	5,542	278,153
Tobacco 2.2%
Altria Group, Inc.	20,296	885,312
British American Tobacco PLC	18,805	570,752
Philip Morris International, Inc.	18,922	1,733,634
Energy 7.2%		10,407,719
Energy equipment and services 0.2%
Baker Hughes Company	5,509	184,552
John Wood Group PLC (A)	19,532	32,581
Trican Well Service, Ltd.	7,013	21,486
Oil, gas and consumable fuels 7.0%
ARC Resources, Ltd.	2,640	47,068
BP PLC	34,165	214,332
Chevron Corp.	7,166	1,130,365
4	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Coal India, Ltd.	76,354	$399,105
ConocoPhillips	3,065	390,113
Coterra Energy, Inc.	23,680	660,198
Diamondback Energy, Inc.	1,740	344,816
Enbridge, Inc.	8,070	291,629
Eni SpA	23,177	366,985
EOG Resources, Inc.	8,486	1,084,850
EQT Corp.	4,333	160,624
Equinor ASA	17,208	461,422
Exxon Mobil Corp.	13,406	1,558,313
Oil & Natural Gas Corp., Ltd.	5,510	17,816
OMV AG	5,699	269,919
ONEOK, Inc.	1,379	110,554
ORLEN SA	23,386	380,909
Phillips 66	1,211	197,805
Pioneer Natural Resources Company	278	72,975
Shell PLC	11,060	366,965
Targa Resources Corp.	1,138	127,445
TotalEnergies SE	18,627	1,281,340
Ultrapar Participacoes SA	4,548	25,817
Woodside Energy Group, Ltd.	10,422	207,735
Financials 23.5%		33,818,590
Banks 11.2%
ABN AMRO Bank NV (B)	6,700	114,652
AIB Group PLC	14,298	72,583
Akbank TAS	567,532	820,724
Banco Bilbao Vizcaya Argentaria SA	16,091	191,620
Banco Bradesco SA, ADR	37,334	106,775
Banco do Brasil SA	6,167	69,621
Banco Santander Chile, ADR	36,351	720,840
Bank Mandiri Persero Tbk PT	2,179,675	991,736
Bank Negara Indonesia Persero Tbk PT	2,062,637	767,851
Bank of America Corp.	9,034	342,569
Bank of Beijing Company, Ltd., Class A	93,104	72,800
Bank of Chengdu Company, Ltd., Class A	37,626	70,497
Bank of Ireland Group PLC	7,080	72,252
Bank of Jiangsu Company, Ltd., Class A	110,093	119,480
BNP Paribas SA	2,064	146,946
BPER Banca	20,034	94,729
CaixaBank SA	15,935	77,326
Canara Bank	10,145	71,137
CIMB Group Holdings BHD	35,804	49,598
Dah Sing Financial Holdings, Ltd.	8,479	19,488
DGB Financial Group, Inc.	5,980	38,669
DNB Bank ASA	13,668	271,686
Erste Group Bank AG	2,681	119,486
FinecoBank SpA	23,022	344,796
Haci Omer Sabanci Holding AS	296,073	759,753
HSBC Holdings PLC	31,312	244,760
Huntington Bancshares, Inc.	9,069	126,513
Industrial Bank of Korea	62,652	649,839
ING Groep NV	7,938	130,686
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	5

	Shares	Value
Financials (continued)
Banks (continued)
Japan Post Bank Company, Ltd.	77,251	$830,086
JPMorgan Chase & Co.	9,574	1,917,672
Kasikornbank PCL	28,878	98,257
Kasikornbank PCL, NVDR	1,541	5,239
KB Financial Group, Inc.	2,344	122,492
M&T Bank Corp.	4,153	604,012
Mitsubishi UFJ Financial Group, Inc.	28,784	292,851
Mizuho Financial Group, Inc.	14,249	281,778
Regions Financial Corp.	11,039	232,261
Resona Holdings, Inc.	13,190	81,309
Royal Bank of Canada	5,404	545,048
Sberbank of Russia PJSC, ADR (A)(C)	3,353	1,241
Security Bank Corp.	19,256	23,506
Shinhan Financial Group Company, Ltd.	3,917	138,172
Societe Generale SA	4,647	124,507
Standard Bank Group, Ltd.	12,968	126,871
Standard Chartered PLC	16,769	142,163
Sumitomo Mitsui Trust Holdings, Inc.	43,138	929,477
The Bank of Nova Scotia	6,711	347,156
The PNC Financial Services Group, Inc.	980	158,368
The Tochigi Bank, Ltd.	7,250	17,517
Truist Financial Corp.	12,501	487,289
U.S. Bancorp	12,374	553,118
Unicaja Banco SA (B)	38,086	47,194
UniCredit SpA	6,849	260,120
VTB Bank PJSC, GDR (A)(C)	55,420	776
Capital markets 3.4%
Ares Management Corp., Class A	6,906	918,360
BlackRock, Inc.	740	616,938
CME Group, Inc.	2,633	566,859
Hargreaves Lansdown PLC	25,401	235,748
Morgan Stanley	2,385	224,572
SBI Holdings, Inc.	29,221	766,471
St. James’s Place PLC	8,056	47,262
The Blackstone Group, Inc.	4,866	639,246
The Carlyle Group, Inc.	2,009	94,242
The Goldman Sachs Group, Inc.	466	194,644
TPG, Inc.	2,040	91,188
UBS Group AG	18,221	561,041
Consumer finance 0.0%
Vanquis Banking Group PLC	9,172	6,108
Financial services 1.5%
Equitable Holdings, Inc.	2,087	79,327
Eurazeo SE	8,645	757,515
Fidelity National Information Services, Inc.	1,396	103,555
FirstRand, Ltd.	116,624	379,995
Mitsubishi HC Capital, Inc.	112,189	782,478
Insurance 7.1%
Admiral Group PLC	10,514	376,798
Ageas SA/NV	1,770	81,996
Allianz SE	3,382	1,013,643
American Financial Group, Inc.	1,694	231,197
6	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
American International Group, Inc.	3,098	$242,171
Assicurazioni Generali SpA	8,938	226,251
AXA SA	28,926	1,086,338
Caixa Seguridade Participacoes SA	12,959	40,360
China Reinsurance Group Corp., H Shares	489,730	32,578
CNA Financial Corp.	11,095	503,935
Dai-ichi Life Holdings, Inc.	38,859	991,081
Legal & General Group PLC	174,850	561,736
MetLife, Inc.	4,355	322,749
MS&AD Insurance Group Holdings, Inc.	7,830	138,258
Muenchener Rueckversicherungs-Gesellschaft AG	2,251	1,098,804
NN Group NV	2,403	110,935
Old Mutual, Ltd.	88,060	54,601
Phoenix Group Holdings PLC	92,030	642,595
PICC Property & Casualty Company, Ltd., H Shares	164,000	216,438
Prudential PLC	10,909	102,311
Sanlam, Ltd.	31,532	115,530
Suncorp Group, Ltd.	8,440	90,088
T&D Holdings, Inc.	8,205	142,637
Talanx AG	5,481	434,189
The Allstate Corp.	847	146,539
Tokio Marine Holdings, Inc.	18,166	569,436
Tongyang Life Insurance Company, Ltd. (A)	3,992	17,281
Tryg A/S	31,573	650,856
Mortgage real estate investment trusts 0.3%
Annaly Capital Management, Inc.	23,556	463,818
Health care 8.3%		11,966,114
Biotechnology 0.8%
AbbVie, Inc.	4,271	777,749
Amgen, Inc.	646	183,671
Gilead Sciences, Inc.	3,468	254,031
Health care equipment and supplies 0.3%
Koninklijke Philips NV (A)	5,705	114,180
Medtronic PLC	3,072	267,725
Paramount Bed Holdings Company, Ltd.	1,460	24,790
Health care providers and services 0.4%
Alfresa Holdings Corp.	2,760	40,108
BML, Inc.	1,710	32,944
CVS Health Corp.	2,085	166,300
Fresenius SE & Company KGaA	3,163	85,296
Netcare, Ltd.	57,955	36,353
UnitedHealth Group, Inc.	366	181,060
Pharmaceuticals 6.8%
Almirall SA	4,675	41,695
AstraZeneca PLC	2,477	332,770
AstraZeneca PLC, ADR	3,390	229,673
Bristol-Myers Squibb Company	12,306	667,354
Eisai Company, Ltd.	540	22,242
Genomma Lab Internacional SAB de CV, Class B	58,190	54,970
GSK PLC	10,914	234,328
Johnson & Johnson	14,241	2,252,781
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	7

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Kissei Pharmaceutical Company, Ltd.	930	$21,754
Merck & Company, Inc.	16,830	2,220,719
Novartis AG	13,561	1,313,497
Ono Pharmaceutical Company, Ltd.	3,300	54,070
Pfizer, Inc.	49,400	1,370,850
Roche Holding AG	3,175	810,637
Sanofi SA	961	93,490
Takeda Pharmaceutical Company, Ltd.	2,915	81,077
Industrials 10.5%		15,148,118
Aerospace and defense 1.2%
Austal, Ltd.	22,319	31,948
Babcock International Group PLC	9,438	61,938
BAE Systems PLC	34,129	581,743
General Dynamics Corp.	1,010	285,315
L3Harris Technologies, Inc.	927	197,544
Lockheed Martin Corp.	1,363	619,988
Air freight and logistics 0.4%
bpost SA	3,244	12,123
United Parcel Service, Inc., Class B	3,145	467,441
Yamato Holdings Company, Ltd.	4,700	67,645
Building products 0.8%
Cie de Saint-Gobain SA	1,796	139,394
Johnson Controls International PLC	2,912	190,212
ROCKWOOL A/S, B Shares	2,488	818,615
Commercial services and supplies 0.0%
Aeon Delight Company, Ltd.	1,589	36,892
Prosegur Cia de Seguridad SA	14,286	23,628
Construction and engineering 1.1%
Bouygues SA	15,759	643,359
Chiyoda Corp. (A)	4,635	12,308
Fugro NV (A)	2,213	54,248
Implenia AG	302	10,945
JGC Holdings Corp.	4,565	44,760
Skanska AB, B Shares	44,911	799,800
Electrical equipment 0.8%
ABB, Ltd.	18,005	835,257
Cosel Company, Ltd.	3,010	30,083
Emerson Electric Company	2,807	318,370
Ushio, Inc.	1,970	25,189
Zumtobel Group AG	1,755	10,926
Ground transportation 0.1%
ALD SA (B)	6,715	47,472
Canadian National Railway Company	1,118	147,221
Industrial conglomerates 0.5%
3M Company	3,022	320,544
CK Hutchison Holdings, Ltd.	13,456	64,759
Honeywell International, Inc.	541	111,040
Siemens AG	786	150,078
Machinery 2.8%
Amada Company, Ltd.	4,630	53,024
Daimler Truck Holding AG	3,019	152,987
8	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Industrials (continued)
Machinery (continued)
Deere & Company	672	$276,017
Duerr AG	1,521	35,147
Hino Motors, Ltd. (A)	8,470	28,383
Hisaka Works, Ltd.	1,970	13,254
Hitachi Construction Machinery Company, Ltd.	26,505	799,694
Kone OYJ, B Shares	1,808	84,229
Kubota Corp.	7,910	124,106
Makino Milling Machine Company, Ltd.	602	25,039
Makita Corp.	2,537	72,103
Nachi-Fujikoshi Corp.	1,140	26,085
OKUMA Corp.	591	28,109
OSG Corp.	3,450	49,697
PACCAR, Inc.	7,182	889,778
SKF AB, B Shares	42,429	866,180
Stanley Black & Decker, Inc.	2,522	246,979
Sumitomo Heavy Industries, Ltd.	2,180	68,646
Tadano, Ltd.	3,470	29,679
THK Company, Ltd.	3,510	82,526
Tsubakimoto Chain Company	720	24,256
Passenger airlines 0.1%
easyJet PLC	12,279	88,384
Japan Airlines Company, Ltd.	2,550	48,419
Professional services 0.6%
Adecco Group AG	2,156	85,296
Bureau Veritas SA	9,821	299,869
Hays PLC	36,628	43,732
Pagegroup PLC	7,361	41,664
Paychex, Inc.	2,598	319,034
Persol Holdings Company, Ltd.	31,770	44,438
SThree PLC	3,999	21,682
Trading companies and distributors 0.5%
Sumitomo Corp.	24,927	600,440
Travis Perkins PLC	5,185	47,728
Transportation infrastructure 1.6%
Aena SME SA (B)	3,706	729,910
Atlas Arteria, Ltd.	188,416	654,252
International Container Terminal Services, Inc.	174,020	986,567
Information technology 11.8%		17,024,455
Communications equipment 1.7%
Cisco Systems, Inc.	32,422	1,618,182
Nokia OYJ	19,028	67,513
Telefonaktiebolaget LM Ericsson, B Shares	158,141	850,507
Electronic equipment, instruments and components 0.7%
Alps Alpine Company, Ltd.	4,190	32,943
Corning, Inc.	6,282	207,055
E Ink Holdings, Inc.	14,523	103,056
Foxconn Technology Company, Ltd.	14,529	29,553
Hamamatsu Photonics KK	1,784	62,897
Hon Hai Precision Industry Company, Ltd.	9,520	46,239
Maxell, Ltd.	3,280	34,378
Nippon Chemi-Con Corp. (A)	2,430	23,009
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	9

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
PAX Global Technology, Ltd.	22,360	$17,630
Shimadzu Corp.	6,319	176,010
Sunny Optical Technology Group Company, Ltd.	10,090	51,674
TE Connectivity, Ltd.	1,202	174,578
IT services 1.8%
Accenture PLC, Class A	1,326	459,605
IBM Corp.	5,616	1,072,431
Infosys, Ltd.	12,641	227,215
Obic Company, Ltd.	1,309	197,726
Otsuka Corp.	22,680	481,234
SCSK Corp.	6,284	116,805
Semiconductors and semiconductor equipment 4.0%
ams AG (A)	22,390	25,936
Analog Devices, Inc.	3,276	647,960
ASMPT, Ltd.	4,108	51,676
Broadcom, Inc.	1,304	1,728,335
Flat Glass Group Company, Ltd., H Shares	35,760	87,042
Marvell Technology, Inc.	1,230	87,182
Microchip Technology, Inc.	1,251	112,227
Miraial Company, Ltd.	1,490	14,894
NVIDIA Corp.	563	508,704
NXP Semiconductors NV	877	217,294
Qualcomm, Inc.	4,405	745,767
Taiwan Semiconductor Manufacturing Company, Ltd.	13,000	311,431
Texas Instruments, Inc.	7,258	1,264,416
Software 1.2%
Gen Digital, Inc.	10,868	243,443
Microsoft Corp.	691	290,718
Shanghai Baosight Software Company, Ltd., Class B	262,323	532,349
The Sage Group PLC	34,856	557,070
TOTVS SA	13,955	78,965
Technology hardware, storage and peripherals 2.4%
Apple, Inc.	1,595	273,511
Canon, Inc.	25,640	763,945
Catcher Technology Company, Ltd.	7,911	53,757
Chicony Electronics Company, Ltd.	22,439	155,185
HP, Inc.	24,243	732,623
Lenovo Group, Ltd.	60,371	69,946
Quadient SA	2,069	42,551
Quanta Computer, Inc.	102,254	895,435
Samsung Electronics Company, Ltd.	1,289	77,466
Seagate Technology Holdings PLC	2,788	259,423
Wiwynn Corp.	2,117	144,964
Materials 6.7%		9,679,698
Chemicals 1.7%
BASF SE	7,269	415,379
Celanese Corp.	893	153,471
China BlueChemical, Ltd., H Shares	59,940	17,315
Evonik Industries AG	3,842	75,995
Givaudan SA	180	801,313
International Flavors & Fragrances, Inc.	4,122	354,451
10	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials (continued)
Chemicals (continued)
KH Neochem Company, Ltd.	2,370	$35,890
LyondellBasell Industries NV, Class A	2,131	217,959
Mitsubishi Gas Chemical Company, Inc.	4,520	75,822
Nippon Shokubai Company, Ltd.	2,984	29,140
Nissan Chemical Corp.	2,846	107,795
PPG Industries, Inc.	1,048	151,855
Construction materials 0.3%
Heidelberg Materials AG	1,486	163,581
Holcim, Ltd. (A)	1,094	99,113
Imerys SA	977	33,283
Semen Indonesia Persero Tbk PT	116,649	43,407
Taiheiyo Cement Corp.	2,050	47,214
Vicat SACA	873	34,436
Containers and packaging 0.4%
Amcor PLC, CHESS Depositary Interest	62,546	588,261
Nampak, Ltd. (A)	537	4,597
Metals and mining 3.6%
African Rainbow Minerals, Ltd.	9,717	84,254
Anglo American PLC	2,416	59,537
Barrick Gold Corp.	4,724	78,573
Barrick Gold Corp. (New York Stock Exchange)	9,596	159,677
BHP Group, Ltd.	45,305	1,309,946
Centamin PLC	29,951	42,656
Centerra Gold, Inc.	6,057	35,773
Dowa Holdings Company, Ltd.	1,580	54,600
Endeavour Mining PLC	1,912	38,846
Ferrexpo PLC (A)	22,950	12,641
Fortescue, Ltd.	10,445	174,797
Fresnillo PLC	7,833	46,392
JFE Holdings, Inc.	51,400	851,884
Maruichi Steel Tube, Ltd.	1,540	41,120
Neturen Company, Ltd.	2,880	21,040
Norsk Hydro ASA	2,015	11,073
OceanaGold Corp.	15,337	34,647
Rio Tinto PLC	14,348	907,150
Rio Tinto PLC, ADR	4,162	265,286
Rio Tinto, Ltd.	12,005	952,780
Zijin Mining Group Company, Ltd., H Shares	44,089	88,328
Paper and forest products 0.7%
Mondi PLC	41,813	736,465
UPM-Kymmene OYJ	6,662	221,956
Real estate 1.9%		2,683,944
Diversified REITs 0.6%
Land Securities Group PLC	4,968	41,264
Stockland	176,522	557,787
The British Land Company PLC	7,251	36,175
WP Carey, Inc.	4,885	275,709
Hotel and resort REITs 0.1%
Host Hotels & Resorts, Inc.	7,086	146,538
Real estate management and development 0.2%
CK Asset Holdings, Ltd.	12,386	51,039
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	11

	Shares	Value
Real estate (continued)
Real estate management and development (continued)
Daito Trust Construction Company, Ltd.	619	$70,617
Mitsubishi Estate Company, Ltd.	4,040	73,714
Retail REITs 0.2%
Simon Property Group, Inc.	1,774	277,613
Specialized REITs 0.8%
Crown Castle, Inc.	5,237	554,232
Digital Realty Trust, Inc.	753	108,462
Gaming and Leisure Properties, Inc.	5,780	266,285
Weyerhaeuser Company	6,252	224,509
Utilities 5.4%		7,768,298
Electric utilities 3.5%
American Electric Power Company, Inc.	3,110	267,771
Avangrid, Inc.	14,938	544,341
Centrais Eletricas Brasileiras SA, ADR	89,297	745,630
CEZ AS	5,270	188,109
Duke Energy Corp.	7,968	770,585
Edison International	3,284	232,277
Exelon Corp.	14,274	536,274
Iberdrola SA	65,426	812,614
NextEra Energy, Inc.	1,960	125,264
Pinnacle West Capital Corp.	948	70,844
PPL Corp.	6,212	171,016
Terna - Rete Elettrica Nazionale	50,629	418,485
The Southern Company	2,602	186,667
Gas utilities 0.2%
APA Group	12,272	67,263
Atmos Energy Corp.	1,840	218,721
Independent power and renewable electricity producers 0.4%
Ratch Group PCL	720,711	548,690
Multi-utilities 1.2%
Dominion Energy, Inc.	5,509	270,988
Engie SA	32,210	539,754
National Grid PLC	54,395	732,918
Sempra	3,472	249,394
Water utilities 0.1%

Cia de Saneamento Basico do Estado de Sao Paulo	4,186	70,693

Preferred securities 1.0%		$1,373,684
(Cost $997,201)
Consumer discretionary 0.8%		1,079,650
Automobiles 0.8%
Bayerische Motoren Werke AG	1,589	170,504
Hyundai Motor Company	4,439	521,551
Hyundai Motor Company, 2nd Preferred	2,099	244,626
Volkswagen AG	1,078	142,969
Consumer staples 0.1%		79,572
Household products 0.1%
Henkel AG & Company KGaA	990	79,572
12	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy 0.0%		$60,772
Oil, gas and consumable fuels 0.0%
Raizen SA	86,100	60,772
Financials 0.1%		95,923
Insurance 0.1%
Samsung Fire & Marine Insurance Company, Ltd. (A)	552	95,923
Materials 0.0%		57,767
Chemicals 0.0%

FUCHS SE	1,166	57,767

Exchange-traded funds 0.1%		$146,436
(Cost $133,936)
iShares Core MSCI EAFE ETF	1,973	146,436

	Par value^	Value
Escrow certificates 0.0%		$0
(Cost $194)
Texas Competitive Electric Holdings Company LLC (A)(C)	500,000	0
Short-term investments 0.6%		$900,000
(Cost $900,000)
Repurchase agreement 0.6%		900,000
Goldman Sachs Tri-Party Repurchase Agreement dated 3-28-24 at 5.320% to be repurchased at $900,532 on 4-1-24, collateralized by $561,284 Federal Home Loan Mortgage Corp., 3.000% due 12-1-32 (valued at $530,600) and $400,897 Federal National Mortgage Association, 3.500% - 6.000% due 9-1-28 to 3-1-44 (valued at $387,400)	900,000	900,000

Total investments (Cost $138,490,469) 97.6%	$140,548,379
Other assets and liabilities, net 2.4%	3,474,839
Total net assets 100.0%	$144,023,218

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
The fund had the following country composition as a percentage of net assets on 3-31-24:
United States	42.3%
Japan	11.5%
United Kingdom	7.1%
France	5.3%
Switzerland	3.8%
Germany	3.8%
Australia	2.8%
South Korea	2.1%
Sweden	1.8%
Spain	1.6%
Other countries	17.9%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	13

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	30	Long	Jun 2024	$7,838,091	$7,962,750	$124,659
Euro STOXX 50 Index Futures	203	Short	Jun 2024	(10,686,084)	(11,048,879)	(362,795)
FTSE 100 Index Futures	70	Short	Jun 2024	(6,773,275)	(7,057,437)	(284,162)
MSCI EAFE Index Futures	35	Short	Jun 2024	(4,073,285)	(4,124,925)	(51,640)
MSCI Emerging Markets Index Futures	80	Short	Jun 2024	(4,197,410)	(4,196,000)	1,410
TOPIX Index Futures	28	Short	Jun 2024	(4,926,768)	(5,123,530)	(196,762)
						$(769,290)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	1,744,917	CHF	1,515,000	MSI	6/20/2024	$50,452	—
USD	10,957,692	EUR	9,955,000	BNP	6/20/2024	183,835	—
USD	9,645,455	GBP	7,483,000	MSI	6/20/2024	196,887	—
USD	5,819,715	JPY	856,200,000	MSI	6/18/2024	96,721	—
USD	1,176,871	NOK	12,250,000	GSI	6/18/2024	46,462	—
						$574,357	—

Derivatives Currency Abbreviations
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
USD	U.S. Dollar

Derivatives Abbreviations
BNP	BNP Paribas
GSI	Goldman Sachs International
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
14	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2024, by major security category or type:
	Total value at 3-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$6,519,217	$2,222,752	$4,296,465	—
Consumer discretionary	9,601,429	2,209,846	7,391,583	—
Consumer staples	13,510,677	8,432,174	5,078,503	—
Energy	10,407,719	6,408,610	3,999,109	—
Financials	33,818,590	11,690,942	22,125,631	$2,017
Health care	11,966,114	8,571,913	3,394,201	—
Industrials	15,148,118	4,389,483	10,758,635	—
Information technology	17,024,455	10,722,419	6,302,036	—
Materials	9,679,698	1,490,538	8,189,160	—
Real estate	2,683,944	1,853,348	830,596	—
Utilities	7,768,298	4,460,465	3,307,833	—
|	15

	Total value at 3-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Preferred securities
Consumer discretionary	$1,079,650	—	$1,079,650	—
Consumer staples	79,572	—	79,572	—
Energy	60,772	$60,772	—	—
Financials	95,923	—	95,923	—
Materials	57,767	—	57,767	—
Exchange-traded funds	146,436	146,436	—	—
Escrow certificates	—	—	—	—
Short-term investments	900,000	—	900,000	—
Total investments in securities	$140,548,379	$62,659,698	$77,886,664	$2,017
Derivatives:
Assets
Futures	$126,069	$126,069	—	—
Forward foreign currency contracts	574,357	—	$574,357	—
Liabilities
Futures	(895,359)	(895,359)	—	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
16	|